Registration No. 333-73121
                                                    Registration No. 811-08754
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  2
                                       ----

                                     AND/OR



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |



                                                                           |X|
           Amendment No.  30
                         ----

                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT 45
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                   DODIE KENT
                      ASSISTANT VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|     On September 1, 2000 pursuant to paragraph (b) of Rule 485.

| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE


This Post Effective Amendment No. 2 ("PEA") to the Form N-4 Registration Statement No. 333-73121 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account 45 is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the Accumulator Select Prospectus or Statement of Additional Information, dated May 1, 2000, or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-73121), filed with the Commission on April 26, 2000 are incorporated by reference.)

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED SEPTEMBER 1, 2000, TO THE MAY 1, 2000 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:

ACCUMULATOR                   ACCUMULATOR PLUS                ACCUMULATOR SELECT
--------------------------------------------------------------------------------

     This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1.   NEW VARIABLE INVESTMENT OPTIONS:

     The following is added to each Prospectus under "Fee table":

     A. We anticipate making available the variable investment options described below on or about September 5, 2000, subject to regulatory approval.

     ------------------------------------------------------------------------------------------------------------
     VARIABLE         OBJECTIVE        INVESTMENT      MANAGEMENT       12B-1     OTHER            TOTAL ANNUAL
     INVESTMENT                        ADVISOR (1)     FEE(2)           FEE(3)    EXPENSES         EXPENSES (5)
     OPTION                                                                       (AFTER
                                                                                  EXPENSE
                                                                                  LIMITATION)(4)
     ------------------------------------------------------------------------------------------------------------
     EQ/JANUS LARGE   LONG-TERM        JANUS CAPITAL   0.90%            0.25%     0.00%            1.15%
     CAP GROWTH       GROWTH  IN A     CORPORATION
                      MANNER THAT IS
                      CONSISTENT
                      WITH
                      PRESERVATION
                      OF CAPITAL
     ------------------------------------------------------------------------------------------------------------
     FI MID CAP       LONG-TERM        FIDELITY        0.70%            0.25%     0.05%            1.00%
                      GROWTH OF        MANAGEMENT &
                      CAPITAL          RESEARCH
                                       COMPANY
     ------------------------------------------------------------------------------------------------------------
     EQ/AXP NEW       LONG-TERM        AMERICAN        0.65%            0.25%     0.05%            0.95%
     DIMENSIONS       GROWTH OF        EXPRESS
                      CAPITAL          FINANCIAL
                                       CORPORATION
     ------------------------------------------------------------------------------------------------------------
     EQ/AXP           LONG-TERM        AMERICAN        0.70%            0.25%     0.05%            1.00%
     STRATEGY         GROWTH OF        EXPRESS
     AGGRESSIVE       CAPITAL          FINANCIAL
                                       CORPORATION
     ------------------------------------------------------------------------------------------------------------

(1) The investment results you achieve in any one of these variable investment options will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.
(2) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.
(3) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to
     Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.
(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreements.
(5) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to these Portfolios that will begin on or about September 1, 2000 and end on August 30, 2001. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Total Annual Expenses. Each of these Portfolios will commence operations on or about September 1, 2000 and we have estimated that absent the expense limitation, the "Other Expenses" for 2000 on an annualized basis for each of the portfolios would be: .10% for EQ/Janus Large Cap Growth; and .09% for FI Mid Cap, EQ/AXP Strategy Aggressive and EQ/AXP New Dimensions. Each portfolio may at a later date make a reimbursement to Equitable Life for

Accumulator Agent 128689
     any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information, see the prospectus for EQ Advisors Trust.

B.   Examples with respect to the new variable investment options:

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates.(1) The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.14 per $1,000. Please note that the charges that would apply under your contract may be lower if: (i) Your contract does not have an annual administrative charge; or (ii) the current charges under your contract are lower than the maximum charges used in the examples below.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF       1 YEAR            3  YEARS          5 YEARS          10 YEARS
EACH PERIOD SHOWN THE EXPENSES WOULD BE:
EQ/AXP New Dimensions                              $108.94           $158.75           $201.25          $352.07
EQ/AXP Strategy Aggressive                          109.48            160.38            203.94           356.98
EQ/Janus Large Cap Growth                           111.12            165.25            211.98           371.58
FI Mid Cap                                          109.48            160.38            203.94           356.98


IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END
OF EACH PERIOD SHOWN THE EXPENSES WOULD BE:
EQ/AXP New Dimensions                              $ 28.94           $ 93.84           $164.64          $352.07
EQ/AXP Strategy Aggressive                           29.48             95.39            167.20           356.98
EQ/Janus Large Cap Growth                            31.12            100.04            174.81           371.58
FI Mid Cap                                           29.48             95.39            167.20           356.98

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money."

2. SUBSTITUTION OF THE ALLIANCE EQUITY INDEX VARIABLE INVESTMENT OPTION FOR THE BT EQUITY 500 INDEX VARIABLE INVESTMENT OPTION:

Effective October 6, 2000, subject to regulatory approval, EQ Advisors Trust will substitute shares of the Alliance Equity Index portfolio for shares of the BT Equity 500 Index portfolio. The name of the Alliance Equity Index portfolio (and variable investment option) will then be changed to "EQ Equity 500 Index" (see below). Each of these portfolios follows a strategy of replicating the performance of the S&P 500 Composite Index. Through the combination of these portfolios, EQ Advisors Trust will realize economies of scale which can potentially reduce operating expenses. Your account value will remain unchanged, as a result of this substitution. However, the unit values of the units of these two variable investment options are different, and therefore, the number of EQ Equity 500 Index option units that you will receive will be different than the number of BT Equity 500 Index option units that you had.


Accumulator Agent 128689

A. The following information regarding the EQ Equity 500 Index portfolio and variable investment option replaces the information in each prospectus regarding the BT 500 Equity Index portfolio and variable investment option:

     ----------------------------------------------------------------------------------------------------
     VARIABLE INVESTMENT       INVESTMENT  ADVISOR(1)    MANAGEMENT     12B-1    OTHER        TOTAL ANNUAL
     OPTION                                              FEE(2)         FEE(3)   EXPENSES(4)  EXPENSES
     ----------------------------------------------------------------------------------------------------
     EQ  EQUITY 500 INDEX      ALLIANCE CAPITAL          0.25%          0.25%    0.05%        0.55%
                               MANAGEMENT
     ----------------------------------------------------------------------------------------------------

(1) The investment results you achieve in the variable investment option will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as the option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.
(2) The management fee for the portfolio cannot be increased without a vote of each portfolio's shareholders.
(3) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to
     Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.
(4) Other Expenses shown are those incurred in 1999. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since the "Other Expenses" for the EQ Equity 500 Index are lower than they are for the BT Equity 500 Index, the expense examples in the "Fee Table" section of the prospectus reflect a higher level of expenses with respect to the account value allocated to the BT Equity 500 Index than will apply once the substitution is effective.

B. The statement that the Alliance Equity Index portfolio is available only under APO Plus is deleted.

3.  VARIABLE INVESTMENT OPTION NAME CHANGES:

Effective October 6, 2000, the names of the variable investment options listed below have been changed as indicated in order to reflect corresponding name changes of the underlying EQ Advisors Trust portfolios:

     --------------------------------------------------------------------------
     CURRENT NAME                              NEW NAME
     --------------------------------------------------------------------------
     Alliance Equity Index                     EQ Equity 500 Index
     --------------------------------------------------------------------------
     BT International Equity Index             EQ International Equity Index
     --------------------------------------------------------------------------
     BT Small Company Index                    EQ Small Company Index
     --------------------------------------------------------------------------

All references to each of these variable investment options and portfolios in each Prospectus are hereby changed to the appropriate new name.

4.   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO CHANGE IN ADVISOR:

The EQ Advisors Trust Board of Trustees approved T. Rowe Price International, Inc. as the new advisor for the T. Rowe Price International Stock Portfolio. The terms and conditions, including fees, of the investment advisory agreement have not changed. The new advisor is the successor company to the old advisor. References to Rowe Price-Fleming International, Inc. in each Prospectus are hereby changed to T. Rowe Price International, Inc.


Accumulator Agent 128689

APPLICABLE TO THE PROSPECTUS FOR ACCUMULATOR PLUS ONLY:
5.   A.  CORRECTION TO 15% FREE WITHDRAWAL AMOUNT:

The last paragraph under "Charges and expenses - 15% free withdrawal amount" is deleted because NQ contracts may not be issued to charitable remainder trusts.

B.   REDUCTION OF INITIAL MINIMUM CONTRIBUTION AMOUNT

Effective on or about September 4, 2000, the initial minimum contribution is reduced from $25,000 to $10,000. Therefore, effective September 4, 2000, all references to the initial minimum contribution in the prospectus are changed to $10,000.

APPLICABLE TO PROSPECTUSES FOR ACCUMULATOR AND ACCUMULATOR SELECT:

6. SUBSEQUENT CONTRIBUTIONS TO SPECIAL DOLLAR COST AVERAGING PROGRAM: Subject to state availability, effective on or about November 1, 2000, contributions other than the initial contribution will be eligible for the special dollar cost averaging program, subject to our rules, which are described below. Therefore, effective November 1, 2000, the following replaces the "Special dollar cost averaging program" section in each Prospectus as indicated:

APPLICABLE TO THE PROSPECTUS FOR ACCUMULATOR:

SPECIAL DOLLAR COST AVERAGING PROGRAM. Subject to state availability, under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. You may elect to participate in the special dollar cost averaging program at any time subject to the age limitation on contributions described in
Section 1 of this prospectus. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. After the first contract year, your total contributions including those that are allocated to the special dollar cost averaging program can not exceed 150% of your first year contributions to the Accumulator contract. In Pennsylvania we refer to this program as "enhanced rate dollar cost averaging."

You may have your account value transferred to any of the variable investment options. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 6, 12, or 18 months. Each time period has a different interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator contract, a 90 day rate lock will apply from the date of application. Any contribution(s) received during this 90 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 90 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator contract has been issued will be credited with the then current interest rate on the date the contribution is received by Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis. We will transfer all amounts out of the account for special dollar cost averaging by the end of


Accumulator Agent 128689
the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options or fixed maturity options according to your instructions.

The only amounts that should be transferred from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts from the account for special dollar cost averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

In the state of Oregon where the account for special dollar cost averaging is not available, we offer a special dollar cost averaging program in the Alliance Money Market option for allocation of your eligible contribution (which may include certain subsequent contributions). You must allocate your entire initial contribution to this program. Under this program we will not deduct the mortality and expense risks and administrative charges from assets in the Alliance Money Market option.

APPLICABLE TO THE PROSPECTUS FOR ACCUMULATOR SELECT:

SPECIAL DOLLAR COST AVERAGING PROGRAM. Subject to state availability, you may dollar cost average from the Alliance Money Market option into any of the other variable investment options. You may elect to participate in the special dollar cost averaging program at any time subject to the age limitation on contributions described in Section 1 of this prospectus. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. You must allocate your entire initial contribution into the Alliance Money Market option if you are selecting the special dollar cost averaging program at application to purchase an Accumulator Select contract; thereafter your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. After the first contract year, your total contributions including those that are allocated to the special dollar cost averaging program can not exceed 150% of your first year contributions to the Accumulator Select contract. We will transfer your value in the Alliance Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the mortality and expense risks, administrative, and distribution charges from assets in the Alliance Money Market option.

You may not transfer amounts to the Alliance Money Market option that is not part of the special dollar cost averaging program. The only amounts that should be transferred from the Alliance Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the Money Market option, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

Accumulator Agent 128689

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 30th day of August, 2000.




                                          SEPARATE ACCOUNT 45 OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Naomi J. Weinstein
                                               -------------------------
                                                   Naomi J. Weinstein
                                                   Vice President
                                                   The Equitable Life Assurance
                                                   Society of the United States

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 30th day of August, 2000.


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By: /s/ Naomi J. Weinstein
                                               ------------------------
                                                   Naomi J. Weinstein
                                                   Vice President
                                                   The Equitable Life Assurance
                                                   Society of the United States


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                           President, Chief Operating Officer
                                           and Director

*Edward D. Miller                          Chairman of the Board,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Francoise Colloc'h        Donald J. Greene            George T. Lowy
Henri de Castries         John T. Hartley             Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty             George J. Sella, Jr.
Jean-Rene Fourtou         Mary R. (Nina) Henderson    Peter J. Tobin
Norman C. Francis         W. Edwin Jarmain            Stanley B. Tulin
                                                      Dave H. Williams




*By: /s/ Naomi J. Weinstein
    -------------------------
        Naomi J. Weinstein
        Attorney-in-Fact
        August 30, 2000




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